Document and Entity Information	Oct. 19, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	METROPOLITAN BANK HOLDING CORP.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-38282
Entity Tax Identification Number	13-4042724
Entity Address, Address Line One	99 Park Avenue
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	659-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MCB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001476034
Amendment Flag	false